Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair values of our assets and liabilities measured on a recurring basis are categorized as follows (in thousands):

	June 30, 2014				December 31, 2013
Asset (liability):	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Natural gas futures	$244	$—	$244	$—	$67	$—	$67	$—

The fair values of our assets and liabilities measured on a recurring basis as of December 31 are categorized as follows (in thousands):

	2013				2012
Asset (liability):	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Natural gas futures	$67	$—	$67	$—	$(1,960)	$—	$(1,960)	$—
Foreign exchange contracts	$—	$—	$—	$—	$65	$—	$65	$—

Schedule of Notional Amounts of Outstanding Derivative Positions
The following table summarizes the notional amount of our open natural gas futures (in thousands):

	June 30, 2014		December 31, 2013
	U.S. $ Equivalent	U.S. Equivalent Fair Value	U.S. $ Equivalent	U.S. Equivalent Fair Value
Natural gas futures	$3,140	$3,384	$6,580	$6,647

The following table summarizes the notional amount of our open natural gas futures and foreign exchange contracts at December 31 (in thousands):

	2013		2012
	U.S. $ Equivalent	U.S. Equivalent Fair Value	U.S. $ Equivalent	U.S. Equivalent Fair Value
Natural gas futures	$6,580	$6,647	$10,900	$8,940
Foreign exchange contracts	$—	$—	$1,629	$1,694

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table summarizes the fair value and presentation in the consolidated balance sheets for derivatives designated as accounting hedges (in thousands):

		June 30, 2014		December 31, 2013
		Fair Value		Fair Value
Derivatives designated as hedging instruments	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Natural gas futures	Other current assets	$244	$—	$67	$—
		$244	$—	$67	$—

The following table summarizes the fair value and presentation in the consolidated balance sheets for derivatives designated as accounting hedges and those that are not at December 31 (in thousands):

		2013		2012
		Fair Value		Fair Value
Derivatives designated as hedging instruments	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Natural gas futures	Other current assets	$67	$—	$—	$—
Natural gas futures	Accrued Liabilities	—	—	—	(1,960)
		$67	$—	$—	$(1,960)

		2013		2012
		Fair Value		Fair Value
Derivatives not designated as hedging instruments	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Foreign exchange contracts	Other current assets	$—	$—	$65	$—

Derivative Instrument, Gain (Loss)
The following table summarizes the effect of derivative instruments on the consolidated statements of income for derivatives designated as accounting hedges and those that are not (in thousands). See Note 14 for additional information about reclassifications out of Accumulated Other Comprehensive Income:

	Three Months Ended June 30,
	Amount of Gain or (Loss)			Amount of Gain or (Loss)
	Recognized in OCI on		Location of Gain or (Loss)	Reclassified from OCI
	Derivatives		Reclassified from OCI	into Income
Derivatives designated as hedging instruments	(Effective Portion)		into Income	(Effective Portion)
	2014	2013	(Effective Portion)	2014	2013
Natural gas futures	$211	$(630)	Cost of Revenues	$65	$(302)

	Six Months Ended June 30,
	Amount of Gain or (Loss)			Amount of Gain or (Loss)
	Recognized in OCI on		Location of Gain or (Loss)	Reclassified from OCI
	Derivatives		Reclassified from OCI	into Income
Derivatives designated as hedging instruments	(Effective Portion)		into Income	(Effective Portion)
	2014	2013	(Effective Portion)	2014	2013
Natural gas futures	$259	$153	Cost of Revenues	$82	$(1,104)

	Three Months Ended June 30,		Six Months Ended June 30,
	Amount of Gain or (Loss)		Amount of Gain or (Loss)
	Recognized in		Recognized in		Location of Gain or (Loss)
	Income on		Income on		Recognized in
Derivatives not designated as hedging instruments	Derivative		Derivative		Income on
	2014	2013	2014	2013	Derivative
Foreign exchange contracts	$—	$(65)	$—	$(65)	Other (Income) Expense

The following table summarizes the effect of derivative instruments on the consolidated statements of income for derivatives designated as accounting hedges and those that are not at December 31 (in thousands). See Note 16 for additional information about reclassifications out of Accumulated Other Comprehensive Income:

	Amount of Gain or (Loss)			Amount of Gain or (Loss)
	Recognized in OCI on		Location of Gain or (Loss)	Reclassified from OCI
	Derivatives		Reclassified from OCI	into Income
Derivatives designated as hedging instruments	(Effective Portion)		into Income	(Effective Portion)
	2013	2012	(Effective Portion)	2013	2012
Natural gas futures	$81	$(31)	Cost of Revenues	$(1,211)	$(1,082)

	Amount of Gain or (Loss)
	Recognized in		Location of Gain or (Loss)
	Income on		Recognized in
Derivatives not designated as hedging instruments	Derivatives		Income on
	2013	2012	Derivatives
Foreign exchange contracts	$(65)	$(43)	Other (Income) Expense